Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA Rand
Figures in million	2026	2025 Restated[1]
Mining assets[1]	67 578	33 992
Mining assets under construction	22 418	8 712
Undeveloped properties	1 214	4 341
Other non-mining assets	647	588
Total property, plant and equipment	91 857	47 633
The movement in the mining assets is as follows:

	SA Rand
Figures in million	2026	2025 Restated[1]
Cost
Balance at beginning of year	87 546	79 099
Fully depreciated assets no longer in use derecognised (a)	(19)	(487)
Additions	6 884	6 595
Acquisitions (a)	32 266	—
Disposals	(723)	—
Scrapping of assets (b)	(348)	(532)
Adjustment to rehabilitation asset (c)	336	519
Transfers and other movements (d)	1 332	4 181
Translation	(3 870)	(1 829)
Balance at end of year	123 404	87 546
Accumulated depreciation and impairments
Balance at beginning of year[1]	53 554	50 715
Fully depreciated assets no longer in use derecognised	(19)	(487)
Reversal of impairment of assets (e)	(2 144)	—
Disposals	(478)	—
Scrapping of assets (b)	(233)	(362)
Depreciation (f)[1]	7 295	4 895
Translation	(2 149)	(1 207)
Balance at end of year	55 826	53 554	53 554
Net carrying value	67 578	33 992
[1]Refer to note 38 for further detail on restatement.
(a)The R32.3 billion movement relates to mining assets acquired as part of the MAC Copper acquisition. Refer to note 13 for further details.
(b)Refer to note 8 for the total loss on scrapping recognised. This relates primarily to the derecognition of mining assets that were no longer expected to provide future economic benefits.
(c)Refer to note 24 for details on the adjustment to the rehabilitation asset.
(d)During the 2026 year an amount of R1.2 billion (2025: R1.1 billion) was transferred to mining assets at Hidden Valley. This related to ongoing mining development costs. During the 2025 year the Doornkop 207 Level and Kareerand Tailings Storage
Facility projects were completed and amounts of R643 million and R1.7 billion, respectively, were transferred to mining assets.
(e)During the period, the group recognised a reversal of previously recognised impairment losses in respect of the Tshepong
North, Tshepong South, Kusasalethu and Doornkop CGUs. Refer to note 5 for details.
(f)Depreciation includes capitalised depreciation. Refer to note 5 for further detail on depreciation.
The movement in the mining assets under construction is as follows:

	SA Rand
Figures in million	2026	2025
Cost
Balance at beginning of year	9 381	8 172
Additions (a)	11 364	5 434
Finance costs capitalised (b)	130	148
Transfers and other movements (c)	1 653	(4 131)
Translation	(76)	(242)
Balance at end of year	22 452	9 381
Accumulated impairments
Balance at beginning of year	669	670
Reversal of impairment of assets[1]	(635)	—
Translation	—	(1)
Balance at end of year	34	669
Net carrying value	22 418	8 712
[1]Relates to Tshepong North Sub 75 life of mine extension. Refer to note 5 for details.
(a)The additions for 2026 mainly relates to:

	SA Rand
Figures in million	2026	2025
Hidden Valley	1 624	1 215
Zaaiplaats (Moab Khotsong)	1 182	962
Doornkop 212 Level	449	303
CSA mine	1 047	—
Mponeng LOM Extension Project	1 117	890
Eva Copper Project[1]	4 640	807
Sungazer 2 Project (Moab Khotsong)	716	1 004
Mispah Pump Station	357	203
[1]See discussion on developments on the project below.
(b)Refer to note 10 for further detail on the capitalisation rate applied.
(c)Relates to R2.9 billion undeveloped properties of the Eva Copper Project which were transferred to assets under construction following the approval of the final investment decision.
The movement in the undeveloped properties is as follows:

	SA Rand
Figures in million	2026	2025
Cost
Balance at beginning of year	8 608	8 743
Transfers and other movements	(2 960)	—
Translation	(167)	(135)
Balance at end of year	5 481	8 608
Accumulated depreciation and impairments
Balance at beginning of year	4 267	4 268
Translation	—	(1)
Balance at end of year	4 267	4 267
Net carrying value	1 214	4 341
Undeveloped properties comprise the Target North and Wafi-Golpu Project. For further details regarding the permitting process and other developments of the Wafi-Golpu Project, refer to note 20. The transfer of R2.9 billion relates to the Eva Copper Project undeveloped properties, which were transferred to assets under construction following the approval of the final investment decision.
The carrying value of the undeveloped properties are as follows:

	SA Rand
Figures in million	2026	2025
Target North	888	888
Wafi-Golpu Project	326	336
Eva Copper Project	—	3 117
Total undeveloped properties	1 214	4 341
The movement in the non-mining assets is as follows:

	SA Rand
Figures in million	2026	2025
Cost
Balance at beginning of year	1 286	1 116
Transfers and other movements	—	(32)
Fully depreciated assets no longer in use derecognised	—	(1)
Additions	218	204
Translation	—	(1)
Balance at end of year	1 504	1 286
Accumulated depreciation and impairments
Balance at beginning of year	698	629
Fully depreciated assets no longer in use derecognised	—	(1)
Depreciation	160	71
Translation	(1)	(1)
Balance at end of year	857	698
Net carrying value	647	588

Disclosure of Commodity Prices, Exchange Rates and Resource Value Assumptions	During the years under review, the group calculated the recoverable amounts (generally fair value less costs to sell) of CGUs for which indicators of impairment were identified (refer to note 5). These recoverable amounts are based on updated life-of-mine plans and the following relevant assumptions:

	2026	2025	2024
US$ gold price per ounce
– Year 1	5 016	3 105	2 258
– Year 2	4 593	2 892	2 173
– Year 3	4 024	2 604	2 049
– Year 4	3 590	2 237	1 772
– Long term (Year 5 onwards)	2 915	2 237	1 772
US$ copper price per pound
– Year 1	5.73	n/a	n/a
– Year 2	5.48	n/a	n/a
– Year 3	5.31	n/a	n/a
– Year 4	5.07	n/a	n/a
– Long term (Year 5 onwards)	4.78	n/a	n/a
US$ silver price per ounce
– Year 1	78.26	n/a	n/a
– Year 2	67.32	n/a	n/a
– Year 3	55.68	n/a	n/a
– Year 4	48.48	n/a	n/a
– Long term (Year 5 onwards)	38.90	n/a	n/a
Rand gold price (R/kg)
– Year 1	2 675 000	1 792 000	1 335 000
– Year 2	2 454 000	1 639 000	1 255 000
– Year 3	2 185 000	1 508 000	1 209 000
– Year 4	1 988 000	1 334 000	1 040 000
– Long term (Year 5 onwards)	1 650 000	1 334 000	1 040 000
Exchange rate (R/US$)
– Year 1	16.59	17.95	18.39
– Year 2	16.62	17.63	17.96
– Year 3	16.89	18.01	18.36
– Year 4	17.22	18.54	18.26
– Long term (Year 5 onwards)	17.60	18.54	18.26
Gold resources multiples (US$/oz) (Underground resources)
Measured	16.50	n/a	16.50
Indicated	9.00	n/a	9.00
Inferred	3.60	n/a	3.60
Copper resources multiples (US$/lb)
Inferred	0.21	n/a	n/a
Zinc resources multiples (US$/lb)	0.06	n/a	n/a

Disclosure of Sensitivity Analysis - Impairment of Assets	Sensitivity analysis – impairment of assets
Commodity prices  – Gold
One of the most significant assumptions that influence the LOM plans and therefore impairment and reversal assessments is the expected commodity prices. Management determined reasonably possible changes in gold price assumptions of a 5.5% decrease
(2025: 10.8%) and 29.9% increase (2025: 29.1% ). These changes were based on determining reasonably possible adjusted long-
term US$ gold price assumptions using the standard deviation of market analysts’ forecasted long-term US$ gold price assumptions. These reasonably possible adjusted long-term US$ gold price forecasts were then compared to Harmony's long-term
US$ gold price assumption. These reasonable possible changes in assumptions would not change the conclusions reached regarding the recognition of impairments or reversal of impairments. The quantum of the reversals are also not affected.
Commodity prices  – Copper
Management determined reasonably possible changes in copper price assumptions of an 11.2% decrease and an 11.4% increase.
These changes were based on determining reasonably possible adjusted long-term US$ copper price assumptions using the standard deviation of market analysts’ forecasted long-term US$ copper price assumptions. These reasonably possible adjusted long-term US$ copper price forecasts were then compared to Harmony’s long-term US$ copper price assumption. The increase in the copper price assumptions would have resulted in no impairments being recorded. An 11.2% decrease in the copper price assumptions (with all other variables held constant) would have resulted in a R4.4 billion post-tax impairment being recorded as at
30 June 2026 for CSA.
Production profile
In addition to the expected commodity prices in 2025, the production profiles of Target 1 and Tshepong South have also been assessed as sensitive assumptions that influence the LOM plans, and therefore the impairment assessments of these CGUs. For
Target 1, the recoverable amount was determined as R4.2 billion as at 30 June 2025. Management determined that should the production profile of Target 1 decrease by 8.6% (with all other variables held constant), this would result in the recoverable amount being equal to the post-tax carrying amount of R2.1 billion as at 30 June 2025.
For Tshepong South, the recoverable amount was determined as R3.3 billion as at 30 June 2025. Management determined that should the production profile of Tshepong South decrease by 5.3% (with all other variables held constant), this would result in the recoverable amount being equal to the post-tax carrying amount of R2.3 billion as at 30 June 2025.
14Property, plant and equipment continued
Mining assets continued

Critical accounting estimates and judgements – impairment of assets continued
Production profile continued
The production profiles of the other CGUs tested for impairment are not considered to be sensitive assumptions. This is based on the fact that a 15.0% decrease in these production profiles (with all other variables held constant) would not result in any impairments being recognised as at 30 June 2025.
The production profiles of all CGUs are not considered to be sensitive assumptions as at 30 June 2026.